As filed with the Securities and Exchange Commission on December 14, 2000

                                             Securities Act File No. 333-44238
                                     Investment Company Act File No. 811-02857
==============================================================================


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                           ------------------------
                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           ------------------------

PRE-EFFECTIVE AMENDMENT NO. / /             POST-EFFECTIVE AMENDMENT NO. 1 /X/
                       (check appropriate box or boxes)

                           ------------------------

                    Merrill Lynch Corporate Bond Fund, Inc.
            (Exact Name of Registrant as Specified in its Charter)

                           ------------------------

                                (609) 282-2800
                       (Area Code and Telephone Number)

                           ------------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                           ------------------------

                                Terry K. Glenn
                    Merrill Lynch Corporate Bond Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011

                    (Name and Address of Agent for Service)

                           ------------------------



                                  Copies to:


Richard Horowitz, Esq.      Frank P. Bruno, Esq.      Michael J. Hennewinkel, Esq.
  CLIFFORD CHANCE             BROWN & WOOD LLP          FUND ASSET MANAGEMENT, L.P.
 ROGERS & WELLS LLP        One World Trade Center             P.O. Box 9011
  200 Park Avenue          New York, NY 10048-0557       Princeton, NJ 08543-9011
 New York, NY 10166


                        ------------------------------
     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
                        ------------------------------

     Title of Securities Being Registered: Common Stock, Par Value $.10 per share.

     No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

==============================================================================

This Post-Effective Amendment consists of the following:

(1)      Facing Sheet of the Registration Statement.

(2)      Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-44238) filed on October 3, 2000.

This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the Private Letter Ruling from the Internal Revenue Service.

                                    PART C

                               OTHER INFORMATION

Item 15. Indemnification.

Reference is made to Article VI of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland, provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his or her activities as an officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

In Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

Exhibit          Description
Numbers

1    (a)   --    Articles of Incorporation (incorporated by reference to
                 Exhibit 1(a) to Post-Effective Amendment No. 5 to
                 Registrant's Registration Statement on Form N-1A)
                 ("Post-Effective Amendment No. 5").

     (b)   --    Articles of Amendment (incorporated by reference to Exhibit
                 1(b) to Post-Effective Amendment No. 13 to Registrant's
                 Registration Statement on Form N-1A) ("Post-Effective
                 Amendment No. 13").

     (c)   --    Articles Supplementary reclassifying shares of Intermediate
                 Term Portfolio Series Common Stock (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 16 to
                 Registrant's Registration Statement on Form N-1A).

2          --    By-Laws (incorporated by reference to Exhibit 2 to
                 Post-Effective Amendment No. 21 to Registrant's Registration
                 Statement on Form N-1A).

3          --    Not applicable.

4          --    Form of Agreement and Plan of Reorganization between the
                 Registrant and The Asset Program, Inc. (included as Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement).

5          --    Portions of the Articles of Incorporation and By-Laws of the
                 Registrant defining the rights of stockholders of the Registrant.(a)

6    (a)   --    Form of Investment Advisory Agreement between Registrant and
                 Fund Asset Management, Inc. (incorporated by reference to
                 Exhibit 5 filed with Post-Effective Amendment No. 5).

     (b)   --    Form of Investment Sub-Advisory Agreement between Fund Asset
                 Management, L.P. and Merrill Lynch Asset Management U.K.
                 Limited (incorporated by reference to Exhibit 5(b) filed with Post-Effective Amendment No. 23 to Registrant's Registration
                 Statement on Form N-1A).

7          --    Form of Distribution Agreement between the Registrant and
                 Princeton Funds Distributor, Inc. (now FAM Distributors,
                 Inc.) (the "Distributor") (incorporated by reference to
                 Exhibit 5 to Post-Effective Amendment No. 10 to the
                 Registration Statement on Form N-1A of Merrill Lynch Americas
                 Income Fund, Inc. (File No. 33-64398), filed on June 21,
                 2000).

8          --    Credit Agreement between the Registrant and a syndicate of banks (incorporated by reference to Exhibit 8(b) to the Registration Statement on Form N-1A of Master Premier Growth
                 Trust (File No. 811-09733), filed on December 21, 1999).

9    (a)   --    Form of Custodian Agreement between Registrant and State
                 Street Bank and Trust Company (incorporated by reference to an Exhibit filed with Post-Effective Amendment No. 2 to
                 Registrant's Registration Statement on Form N-1A)
                 ("Post-Effective Amendment No. 2").

     (b)   --    Form of Transfer Agency, Dividend Disbursing Agency and
                 Shareholder Servicing Agency Agreement between Registrant and
                 Financial Data Services, Inc. (incorporated by reference to
                 Exhibit 9(a) to Post-Effective Amendment No. 12 to
                 Registrant's Registration Statement on Form N-1A).

     (c)   --    Form of Agreement relating to the use of the "Merrill Lynch"
                 name (incorporated by reference to an Exhibit filed with Post-Effective Amendment No. 2).

10   (a)   --    Form of Amended and Restated Class B Distribution Plan of the
                 Registrant (incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc.
                 (File No. 33-64398), filed on June 21, 2000).

     (b)   --    Form of Amended and Restated Class C Distribution Plan of the
                 Registrant (incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc.
                 (File No. 33-64398), filed on June 21, 2000).

     (c)   --    Form of Amended and Restated Class D Distribution Plan of the
                 Registrant (incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Americas Income Fund, Inc.
                 (File No. 33-64398), filed on June 21, 2000).

11         --    Opinion and Consent of Clifford Chance Rogers & Wells LLP,
                 counsel to the Registrant (previously filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's N-14
                 Registration Statement (File No. 333-44238) filed on October
                 3, 2000) ("Pre-Effective Amendment No.1").

12         --    Private Letter Ruling from the IRS.

13         --    Not Applicable.

14   (a)   --    Consent of Deloitte & Touche LLP, independent auditors for the Registrant (previously filed as an Exhibit to Pre-Effective Amendment No. 1).

     (b)   --    Consent of Deloitte & Touche LLP, independent auditors for
                 The Asset Program, Inc. (previously filed as an Exhibit to
                 Pre-Effective Amendment No. 1).

15         --    Not Applicable.

16         --    Power of Attorney (included on the signature page of
                 Registrant's N-14 Registration Statement (File No. 333-44238) filed on August 21, 2000 (the "N-14 Registration Statement") and incorporated herein by reference).

17   (a)   --    Prospectus dated December 27, 1999, and Statement of
                 Additional Information dated December 27, 1999, of the
                 Registrant (previously filed as an Exhibit to the N-14
                 Registration Statement).

     (b)   --    Annual Report to Stockholders of the Registrant, as of
                 September 30, 1999 (previously filed as an Exhibit to the N-14 Registration Statement).

     (c)   --    Annual Report to Shareholders of The Asset Program, Inc., as
                 of January 31, 2000 (previously filed as an Exhibit to the N-14 Registration Statement).

     (d)   --    Semi-Annual Report to Stockholders of the Registrant, as of
                 March 31, 2000 (previously filed as an Exhibit to the N-14
                 Registration Statement).

     (e)   --    Semi-Annual Report to Stockholders of The Asset Program,
                 Inc., as of July 31, 2000 (previously filed as an Exhibit to Pre-Effective Amendment No. 1).

     (f)   --    Form of Proxy (previously filed as an Exhibit to the N-14
                 Registration Statement).

     (g)   --    Code of Ethics (incorporated by reference to Exhibit 15 to
                 Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity
                 Municipal Series Trust (File No. 33-50417), filed on November
                 22, 2000).

------------------
(a)  Reference is made to Article III (Sections 3, 4 and 5), Article V,
     Article VI (Sections 2, 3, 4 and 5), Article VII, Article VIII and
     Article X of the Registrant's Articles of Incorporation, as amended and supplemented, filed as Exhibits 1(a), 1(b) and 1(c) to the Registration Statement on Form N-1A and Article II, Article III (Sections 1, 2, 3, 5, 6 and 17), Article VI, Article VII, Article XII, Article XIII and Article XV of the Registrant's By-Laws filed as Exhibit 2 to the Registration Statement on Form N-1A.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 14th day of December, 2000.

                       MERRILL LYNCH CORPORATE BOND FUND, INC.
                                     (Registrant)

                       By:  /s/ DONALD C. BURKE
                            ----------------------------------------------
                            (Donald C. Burke, Vice President and Treasurer)

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                  Signatures                              Title                         Date
                  ----------                              -----                         ----
              TERRY K. GLENN*                   President and Director
----------------------------------------        (Principal Executive Officer)
               (Terry K. Glenn)


               DONALD C. BURKE*                 Vice President and Treasurer
----------------------------------------        (Principal Financial and
              (Donald C. Burke)                 Accounting Officer)


              RONALD W. FORBES*
----------------------------------------        Director
              (Ronald W. Forbes)


            CYNTHIA A. MONTGOMERY*              Director
----------------------------------------
           (Cynthia A. Montgomery)


              CHARLES C. REILLY*                Director
----------------------------------------
             (Charles C. Reilly)


                KEVIN A. RYAN*                  Director
----------------------------------------
               (Kevin A. Ryan)


             ROSCOE S. SUDDARTH*                Director
----------------------------------------
             (Roscoe S. Suddarth)


               RICHARD R. WEST*                 Director
----------------------------------------
              (Richard R. West)


                ARTHUR ZEIKEL*                  Director
----------------------------------------
               (Arthur Zeikel)


              EDWARD D. ZINBARG*                Director
----------------------------------------
             (Edward D. Zinbarg)



*By: /s/ DONALD C. BURKE
----------------------------------------
   (Donald C. Burke, Attorney-in-Fact)                                               December 14, 2000


                                 EXHIBIT INDEX


Exhibit    Description
Number

12--       Private Letter Ruling from the Internal Revenue Service.